Related Party Transactions - Summary of Amounts Incurred by Entity for Provision of Key Management Personnel Services (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of transactions between related parties [abstract]
Salaries and short term employee benefits	£ 10	£ 10	£ 11
Annual incentive plan	10	9	9
Non-Executive Directors' fees	1	1	1
Share-based payments	15	9	7
Post employment benefits	2	2	2
Termination benefits		2	2
Key management personnel remuneration	£ 38	£ 33	£ 32